EMPLOYEE BENEFIT PLANS - Multi-Employer Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Pension plan number	001
Contributions for the Year Ended	$ 917,000	$ 372,000	$ 0
Expiration of Agreement	Aug. 15, 2024
Employer identification number	916145047